2. Loans: Schedule of Loans and Financing Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Loans and Financing Receivable

December 31, 2013	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$442,998,555	91.3%	$24,475,597	98.1%
Real Estate Loans	20,006,101	4.1	5,603.0
Sales Finance Contracts	22,145,169	4.6	471,464	1.9
Total	$485,149,825	100.0%	$24,952,664	100.0%

December 31, 2012

Consumer Loans	$405,102,125	90.8%	$21,240,441	97.3%
Real Estate Loans	20,340,475	4.5	63,148.3
Sales Finance Contracts	20,915,700	4.7	530,993	2.4
Total	$446,358,300	100.0%	$21,834,582	100.0%